MARKETABLE SECURITIES (Schedule of marketable securities by significant investing categories) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Marketable Securities [Line Items]
Matures within one year - Amortized cost	$ 30,517
Matures within one year - Gross unrealized gain	3
Matures within one year - Gross unrealized loss	(120)
Matures within one year - Fair value	30,400
Matures after one year through three years - Amortized cost	42,193
Matures after one year through three years - Gross unrealized gain	1
Matures after one year through three years - Gross unrealized loss	(504)
Matures after one year through three years - Fair value	41,690
Amortized cost	72,710
Gross unrealized gain	4
Gross unrealized loss	(624)
Fair value	72,090
Corporate debentures [Member]
Marketable Securities [Line Items]
Matures within one year - Amortized cost	18,312
Matures within one year - Gross unrealized gain	3
Matures within one year - Gross unrealized loss	(67)
Matures within one year - Fair value	18,248
Matures after one year through three years - Amortized cost	15,985
Matures after one year through three years - Gross unrealized gain	1
Matures after one year through three years - Gross unrealized loss	(165)
Matures after one year through three years - Fair value	15,821
Government debentures [Member]
Marketable Securities [Line Items]
Matures within one year - Amortized cost	12,205
Matures within one year - Gross unrealized loss	(53)
Matures within one year - Fair value	12,152
Matures after one year through three years - Amortized cost	26,208
Matures after one year through three years - Gross unrealized gain	0
Matures after one year through three years - Gross unrealized loss	(339)
Matures after one year through three years - Fair value	$ 25,869